FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurements Inputs (Details) - Level 3	Mar. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Stock price
FAIR VALUE MEASUREMENTS
Measurement input	9.91	9.54
Strike price
FAIR VALUE MEASUREMENTS
Measurement input	11.50	11.50
Volatility
FAIR VALUE MEASUREMENTS
Measurement input	19.1	17.5
Risk-free rate
FAIR VALUE MEASUREMENTS
Measurement input	0.94	0.41
Probability of Business Combination occurring
FAIR VALUE MEASUREMENTS
Measurement input	75	75
Dividend yield
FAIR VALUE MEASUREMENTS
Measurement input	0.0	0.0
Fair value of warrants
FAIR VALUE MEASUREMENTS
Measurement input	1.30	0.94